Note 1 - Organization and Summary of Significant Accounting Policies (Details Textual)					1 Months Ended	9 Months Ended		12 Months Ended
		Jan. 13, 2023	Dec. 19, 2022	Sep. 07, 2022 USD ($) shares	Sep. 30, 2022 USD ($) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares	Mar. 31, 2022 USD ($) shares	Mar. 31, 2021 USD ($) shares	Sep. 06, 2022	May 23, 2018
Number of Subsidiaries										1
Stockholders' Equity Note, Stock Split, Conversion Ratio		4	4
Common Stock, Shares Authorized (in shares) | shares						1,000,000,000	250,000,000	1,000,000,000
Stock Issued During Period, Shares, Acquisitions (in shares) | shares					51,987,832
Goodwill, Ending Balance						$ 4,900,873		$ 4,900,873
Accounts Receivable, Percentage of Amount Invoiced, Recognized as Revenue						100.00%
Accounts Receivable, Percentage of Amount Invoiced, Finance Charge Expense						2.00%
Accounts Receivable, Percentage of Amount Invoiced, Net Proceeds Received						98.00%
Weighted Average Number of Shares Outstanding, Diluted, Adjustment, Total (in shares) | shares						0	0
Income (Loss) from Continuing Operations, Net of Tax, Attributable to Parent, Total						$ (6,068,407)	$ 4,060,056
Working Capital Deficit						1,537,872		1,607,004
Retained Earnings (Accumulated Deficit), Total						(9,050,437)		(2,758,773)
Cash and Cash Equivalents, at Carrying Value, Total						342,705
Additional Paid in Capital, Total	[1]					$ 14,869,041		$ 10,349,029
Previously Reported [Member]
Goodwill, Ending Balance					$ 4,900,873
Additional Paid in Capital, Total					4,900,873
Revision of Prior Period, Error Correction, Adjustment [Member]
Goodwill, Ending Balance					4,900,873
Additional Paid in Capital, Total					$ (4,900,873)
Banner Midstream Corp. [Member]
Number of Subsidiaries						2
Common Stock, Shares Authorized (in shares) | shares								45,000,000	45,000,000
Goodwill, Ending Balance								$ 4,900,873	$ 4,900,873
Account Receivable, Percentage of Amount Invoiced, Within One Business Day						98.00%		98.00%
Accounts Receivable, Percentage of Amount Invoiced, Recognized as Revenue								100.00%
Accounts Receivable, Percentage of Amount Invoiced, Finance Charge Expense								2.00%
Accounts Receivable, Percentage of Amount Invoiced, Net Proceeds Received								98.00%
Weighted Average Number of Shares Outstanding, Diluted, Adjustment, Total (in shares) | shares								0	0
Working Capital Deficit								$ 1,607,004	$ 5,496,522
Retained Earnings (Accumulated Deficit), Total								(2,758,773)	(7,564,815)
Cash and Cash Equivalents, at Carrying Value, Total								99,452
Additional Paid in Capital, Total	[1]							10,349,029	11,140,143
Banner Midstream Corp. [Member] | Revision of Prior Period, Error Correction, Adjustment [Member]
Additional Paid in Capital, Total								$ 8,777,545	$ 6,614,217
Banner Midstream Corp. [Member] | Capstone Equipment Leasing LLC [Member]
Noncontrolling Interest, Ownership Percentage by Parent											100.00%
The Exchange [Member]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares (in shares) | shares				51,987,832
Business Acquisition, Percentage of Voting Interests Acquired				100.00%
Stock Issued During Period, Shares, Acquisitions (in shares) | shares				22,280,500
Goodwill, Ending Balance				$ 3,613,144
The Exchange [Member] | Banner Midstream Corp. [Member]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares (in shares) | shares				51,987,832
Business Acquisition, Percentage of Voting Interests Acquired				100.00%

[1]	On September 7, 2022, Banner Midstream Corp merged with Wolf Energy Services Inc. (formerly Enviro Technologies U.S., Inc.) in a reverse merger. Banner Midstream's parent, Ecoark Holdings, Inc., was issued 51,987,832 shares of Wolf Energy Services Inc. (formerly Enviro Technologies U.S., Inc.) common stock in exchange for all the capital stock of Banner owned by Ecoark, which represents 100% of the issued and outstanding shares of Banner that were outstanding at the time of the reverse merger. The Company has reflected this transaction retroactively in these interim financial statements.